capital structure financial policies	6 Months Ended
Jun. 30, 2026
capital structure financial policies
capital structure financial policies
3	capital structure financial policies

General

Our objective when managing financial capital is to maintain a flexible capital structure that optimizes the cost and availability of capital at an acceptable level of risk. In our definition of financial capital, we include:

●	Common equity (excluding accumulated other comprehensive income);
●	Non-controlling interests;
●	Long-term debt (including long-term credit facilities, commercial paper backstopped by long-term credit facilities and any hedging assets or liabilities associated with long-term debt items, net of amounts recognized in accumulated other comprehensive income);
●	Cash and temporary investments;
●	Short-term borrowings (including those arising from securitized trade receivables and unbilled customer finance receivables and any hedging assets or liabilities associated with short-term borrowings, net of amounts recognized in accumulated other comprehensive income); and
●	Other long-term debt.

We manage our financial capital structure and make adjustments to it in light of changes in economic conditions and the risk characteristics of our business. In order to maintain or adjust our financial capital structure, we may:

●	Adjust the amount of dividends paid to holders of Common Shares;
●	Adjust the discount at which Common Shares are offered under the Dividend Reinvestment and Share Purchase Plan;
●	Purchase Common Shares for cancellation pursuant to normal course issuer bids;
●	Issue new equity (including Common Shares and subsidiary equity);
●	Issue new debt, issue new debt to replace existing debt with different characteristics; and/or
●	Increase or decrease the amount of short – term borrowings arising from securitized trade receivables and unbilled customer finance receivables.

During 2026, our financial objectives, which are reviewed annually, were unchanged from 2025. We believe that our financial objectives support our long-term strategy.

We monitor financial capital utilizing a number of measures, including: net debt to earnings before interest, income taxes, depreciation and amortization (EBITDA*) – excluding restructuring and other costs ratio; coverage ratios; and dividend payout ratios.

* EBITDA is not a standardized financial measure under IFRS Accounting Standards and might not be comparable to similar measures disclosed by other issuers (upon application of IFRS 18, Presentation and Disclosure in Financial Statements (see Note 2(b)), EBITDA possibly may not be a management-defined performance measure); we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We report EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized to determine compliance with certain debt covenants.

Debt and coverage ratios

Net debt to EBITDA – excluding restructuring and other costs is calculated as net debt at the end of the period, divided by 12-month trailing EBITDA – excluding restructuring and other costs. Historically, this measure is substantially similar to the leverage ratio covenant in our credit facilities. Net debt and EBITDA – excluding restructuring and other costs are measures that do not have any standardized meanings prescribed by IFRS Accounting Standards and are therefore unlikely to be comparable to similar measures disclosed by other issuers. The calculation of these measures is set out in the following table. Net debt is one component of a ratio used to determine compliance with certain debt covenants.

As at, or for the 12-month periods ended, June 30 ($ in millions)	Objective			2026	2025
Components of debt and coverage ratios
Net debt [1]				$25,963	$27,293
EBITDA – excluding restructuring and other costs [2]				$7,315	$7,333
Net interest cost [3] (Note 9)				$1,497	$1,404
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	2.5	–	3.0 [4]	3.5	3.7
Coverage ratios
Earnings coverage [5]				0.5	2.0
EBITDA – excluding restructuring and other costs interest coverage [6]				4.9	5.2

1	Net debt and total managed capitalization are calculated as follows:

As at June 30	Note	2026	2025
Long-term debt	26	$30,231	$32,194
TELUS Corporation junior subordinated notes equity credit deducted in calculating net debt	26(f)	(3,702)	(2,207)
Debt issuance costs netted against long-term debt		159	172
Derivative (assets) liabilities used to manage interest rate and currency risks associated with U.S. dollar-denominated debt, net		(155)	220
Accumulated other comprehensive income (loss) amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated debt — excluding tax effects		(408)	(326)
Cash and temporary investments, net		(1,387)	(3,682)
Short-term borrowings	22	1,225	922
Net debt		25,963	27,293
Common equity		13,281	15,220
Non-controlling interests		808	882
Add: TELUS Corporation junior subordinated notes equity credit deducted in calculating net debt		3,702	2,207
Less: accumulated other comprehensive (income) loss amounts included above in common equity and non-controlling interests		12	59
Total managed capitalization		$43,766	$45,661

2	EBITDA – excluding restructuring and other costs is calculated as follows:

		Restructuring	EBITDA –
		and other	excluding
	EBITDA	costs	restructuring
	(Note 5)	(Note 16)	and other costs
Add
Six-month period ended June 30, 2026	$3,110	$504	$3,614
Year ended December 31, 2025	6,922	432	7,354
Deduct
Six-month period ended June 30, 2025	(3,423)	(230)	(3,653)
EBITDA – excluding restructuring and other costs	$6,609	$706	$7,315

3	Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, unrealized changes in virtual power purchase agreements forward element when accounted for as held for trading, recoveries on long-term debt prepayment premium and recoveries on repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost) (see Note 9).
4	Our long-term objective range for this ratio is 2.5 – 3.0 times, reflecting a shift of 0.3 in the range, as announced on July 31, 2026, to better align with our long-term optimal leverage range. The ratio as at June 30, 2026, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities). We have an objective of achieving a ratio of circa 3.0 times in 2028. We are in compliance with the leverage ratio covenant in our credit facilities, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.25:1.00 (see Note 26(d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.
5	Earnings coverage is defined in Canadian Securities Administrators National Instrument 41-101 as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt (including dividend obligations on preferred shares that are required to be accounted for as financial liabilities); interest on short-term borrowings and other; and long-term debt prepayment premium), and adding back capitalized interest, all such amounts excluding those attributable to non-controlling interests.
6	EBITDA – excluding restructuring and other costs interest coverage is defined as EBITDA – excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Net debt to EBITDA – excluding restructuring and other costs was 3.5 times as at June 30, 2026, compared to 3.7 times one year earlier. The decrease was largely due to the effect of the decrease in net debt levels, primarily due to the junior subordinated notes equity credit and the equity issued by our Terrion subsidiary to a non - controlling interest, partially offset by spectrum acquisitions and business acquisitions; net debt levels were already elevated in the current and comparative periods due to our spectrum acquisitions and business acquisitions.

The earnings coverage ratio for the twelve-month period ended June 30, 2026, was 0.5 times, down from 2.0 times one year earlier. A decrease in income before borrowing costs and income taxes lowered the ratio by 1.3 and an increase in borrowing costs lowered the ratio by 0.2. The EBITDA – excluding restructuring and other costs interest coverage ratio for the twelve-month period ended June 30, 2026, was 4.9 times, down from 5.2 times one year earlier. An increase of $93 million in net interest costs lowered the ratio by 0.3.

TELUS Corporation Common Share dividend payout ratio

So as to be consistent with the way we manage our business, our TELUS Corporation Common Share dividend payout ratio is presented as a historical measure calculated as the sum of the dividends declared in the most recent four quarters for TELUS Corporation Common Shares, as recorded in the financial statements, net of dividend reinvestment plan effects (see Note 13), divided by the sum of free cash flow* amounts for the most recent four quarters for interim reporting periods (divided by annual free cash flow if the reported amount is in respect of a fiscal year).

For the 12-month periods ended June 30	Objective	2026	2025
Determined using most comparable IFRS Accounting Standards measures
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities (Note 2(b)) – less capital expenditures		109%	107%
Determined using management measures
TELUS Corporation Common Share dividend payout ratio – net of dividend reinvestment plan effects	45%–60% [1]	74%	75%

1	Our objective range for the TELUS Corporation Common Share dividend payout ratio is 45%-60% of free cash flow on a trailing 12-months basis, reflecting a shift from 60-75% of free cash flow on a prospective basis. The reset of the dividend payout ratio, as announced on July 31, 2026, is expected to generate cumulative cash savings that will be directed towards deleveraging.

Our calculation of TELUS Corporation Common Share dividends declared, net of dividend reinvestment plan effects, is as follows:

For the 12-month periods ended June 30 (millions)	2026	2025
TELUS Corporation Common Share dividends declared	$2,600	$2,427
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares	(879)	(824)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects	$1,721	$1,603

* Free cash flow is not a standardized financial measure under IFRS Accounting Standards and might not be comparable to similar measures presented by other issuers; we define free cash flow as EBITDA (operating revenues and other income less goods and services purchased and employee benefits expense) excluding items that we consider to be of limited predictive value, including certain working capital changes (such as trade receivables and trade payables), proceeds from divested assets, and other sources and uses of cash, as presented in the consolidated statements of cash flows. We have issued guidance on, and report, free cash flow because it is a key financial performance measure that management and investors use to evaluate the financial performance of our business.

Our calculation of free cash flow, and its reconciliation to cash provided by operating activities, is as follows:

For the 12-month periods ended June 30 (millions)		2026			2025
		Cash provided			Cash provided
		by operating			by operating
		activities		Free cash	activities		Free cash
	Note	(Note 2(b))	Difference	flow	(Note 2(b))	Difference	flow
EBITDA	5	$6,609	$—	$6,609	$6,949	$—	$6,949
Restructuring and other costs, net of disbursements		273	—	273	(26)	—	(26)
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment mobile device financing		19	—	19	(157)	—	(157)
Effect of non-discretionary lease principal (a)	31(b)	—	(473)	(473)	—	(698)	(698)
Items from the Consolidated statements of cash flows:
Share-based compensation, net of employee share purchase plan cash outflows	14	148	5	153	164	13	177
Net employee defined benefit plans expense	15	62	—	62	68	—	68
Employer contributions to employee defined benefit plans		(22)	—	(22)	(18)	—	(18)
Gain on contributions of real estate to joint ventures	7, 21	(51)	51	—	(65)	65	—
(Income) loss from equity accounted investments, net		—	—	—	6	—	6
Gain on purchase of long-term debt		(303)	303	—	—	—	—
Interest paid		(1,585)	—	(1,585)	(1,360)	—	(1,360)
Interest received		76	—	76	34	—	34
Other		(137)	137	—	(133)	133	—
Other working capital items		237	(237)	—	(250)	250	—
Capital expenditures (excluding acquisition from related party)	5	—	(2,630)	(2,630)	—	(2,391)	(2,391)
Capital expenditure for acquisition from related party		—	—	—	—	(93)	(93)
Related party construction credit facility repayment made concurrent with capital expenditure for acquisition from related party and similar		—	26	26	—	94	94
		5,326	(2,818)	2,508	5,212	(2,627)	2,585
Income taxes paid, net of refunds (b)		(311)	116	(195)	(460)	—	(460)
		$5,015	$(2,702)	$2,313	$4,752	$(2,627)	$2,125

(a)

As set out in this note, we may issue new debt to replace existing debt with different characteristics. As a part of managing our capital structure, we chose to replace lease principal of $849 (2025 – $NIL) through discretionary prepayment.

(b)

As part of managing our capital structure, we paid incremental income taxes in connection with issuing subsidiary equity and such amount has been excluded from the free cash flow amount shown in this table.